Share-based compensation expenses - Additional information (Details) $ / shares in Units, ¥ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Share-based compensation expenses
Weighted average remaining contractual years of options outstanding				2 years 6 months	2 years 6 months
Weighted average remaining contractual years of share options expected to be vested				6 years 6 months 3 days	6 years 6 months 3 days
Deemed dividends				¥ (42)	$ (7,000)	¥ 171	¥ 1,929
Share-based compensation expenses				¥ 17,357	$ 2,724,000	¥ (4,329)	¥ 6,390
Vesting rights for each quarter from first quarter 2018 to fourth quarter 2020 (as a percent)				0.00%	0.00%
2012 Share Plan of RONG 360
Share-based compensation expenses
Vesting rights (as a percentage)				25.00%	25.00%
Options granted expiration period (in years)				10 years	10 years
2012 Share Plan of RONG 360 | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition				4 years	4 years
2012 Share Plan of RONG 360 | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition				7 years	7 years
Global Share Plan
Share-based compensation expenses
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares								$ 0.25	$ 0.20	$ 0.24	$ 0.28
Weighted average remaining contractual years of options outstanding				4 years 6 months 7 days	4 years 6 months 7 days	5 years 6 months 10 days	6 years 6 months 14 days	6 years 6 months 14 days	6 years 5 months 1 day
Options exercised (in shares)						663,508	10,011,528	10,011,528
Aggregate intrinsic value of options outstanding | $								$ 2,829,000	$ 38,480,000	$ 26,000	$ 176,000
Outstanding share options			7,460,250	7,460,250				8,280,229	18,699,431	7,460,250	7,505,477
Deemed dividends | ¥				¥ 0		¥ 0	¥ 14
Aggregate grant date fair value of modified option | $								$ 17,000	$ 4,776,000
Options granted expiration period (in years)				10 years	10 years
Global Share Plan | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition				1 year	1 year
Global Share Plan | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition				7 years	7 years
Global Share Plan | Non-platform business
Share-based compensation expenses
Share-based compensation expense reversed | ¥				¥ 1,244
Global Share Plan | Employees and non-employees
Share-based compensation expenses
Number shares authorized			7,460,250	7,460,250						7,460,250
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares										$ 0.24
Weighted average remaining contractual years of options outstanding				4 years 6 months 7 days	4 years 6 months 7 days
Options exercised (in shares)				7,453,627	7,453,627
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares										$ 0.24
Weighted average remaining contractual years of options exercisable				4 years 6 months 3 days	4 years 6 months 3 days
Share options expected to be vested			6,265	6,265						6,265
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares										$ 0.39
Aggregate intrinsic value of options outstanding | $										$ 26,000
Aggregate intrinsic value of options exercisable | $										26,000
Aggregate intrinsic value of options expected to be vested | $										$ 0.1
Unrecognized share-based compensation expenses | ¥			¥ 28	¥ 28
Weighted average period over which share-based compensation expense is expected to be recognized				9 months 29 days	9 months 29 days
Outstanding share options			7,460,250	7,460,250						7,460,250
Global Share Plan | Employees of the Group's related parties for non-platform business
Share-based compensation expenses
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares										$ 0.44
Weighted average remaining contractual years of options outstanding				5 years 7 months 9 days	5 years 7 months 9 days
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares										$ 0.42
Weighted average remaining contractual years of options exercisable				5 years 4 months 13 days	5 years 4 months 13 days
Share options expected to be vested			211,058	211,058						211,058
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares										$ 0.56
Weighted average remaining contractual years of share options expected to be vested				6 years 8 months 26 days	6 years 8 months 26 days
Aggregate intrinsic value of options outstanding | $										$ 3,000
Aggregate intrinsic value of options exercisable | $										3,000
Aggregate intrinsic value of options expected to be vested | $										$ 0
Outstanding share options			1,261,302	1,261,302						1,261,302
Options exercisable			1,033,232	1,033,232						1,033,232
Global Share Plan | Group's employees | Non-platform business
Share-based compensation expenses
Outstanding share options			17,409,803	17,409,803						17,409,803
2017 Share Incentive Plan
Share-based compensation expenses
Number shares authorized			25,438,655	25,438,655						25,438,655
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares								$ 0.01	$ 0.01	$ 0.01	$ 0.01
Weighted average remaining contractual years of options outstanding				8 years 18 days	8 years 18 days	8 years 3 months	8 years 11 months 1 day	8 years 11 months 1 day	9 years 3 months 7 days
Options exercised (in shares)				50,000	50,000	275,315	4,344,515	4,344,515
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares										$ 0.01
Weighted average remaining contractual years of options exercisable				7 years 2 months 19 days	7 years 2 months 19 days
Share options expected to be vested			12,070,205	12,070,205						12,070,205
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares										$ 0.01
Weighted average remaining contractual years of share options expected to be vested				9 years 3 months 7 days	9 years 3 months 7 days
Aggregate intrinsic value of options outstanding | $								$ 10,190,000	$ 35,644,000	$ 1,056,000	$ 2,688,000
Aggregate intrinsic value of options exercisable | $										374,000
Aggregate intrinsic value of options expected to be vested | $										$ 501,000
Unrecognized share-based compensation expenses | ¥			¥ 6,861	¥ 6,861
Outstanding share options			25,438,655	25,438,655				17,389,885	15,888,593	25,438,655	18,933,057
Options exercisable			9,015,725	9,015,725						9,015,725
Share-based compensation expenses | ¥				¥ 14,959		¥ 4,312	¥ 15,632
Percentage of maximum number of shares available for issuance	2.00%
Performance obligation not be met		6,214,370
Recognized share-based compensation expense reversed | ¥		¥ 96,831
Fair value of modified performance conditions of shares options		6,214,370
Aggregate grant date fair value of modified option | ¥		¥ 25,838
Incremental value as share-based compensation expenses for vested awards | ¥		¥ 17,225	¥ 3,934
2017 Share Incentive Plan | Employees
Share-based compensation expenses
Vesting rights (as a percentage)	25.00%
Vesting rights immediately on vesting commencement date (as a percentage)	25.00%
2017 Share Incentive Plan | Non-employees
Share-based compensation expenses
Vesting rights (as a percentage)				33.00%	33.00%
Vesting rights immediately on vesting commencement date (as a percentage)				25.00%	25.00%
Options granted expiration period (in years)	10 years
2017 Share Incentive Plan | Non-employees | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition				1 year	1 year
2017 Share Incentive Plan | Non-employees | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition				4 years	4 years
2017 Share Incentive Plan | Employees of the Group's related parties for non-platform business
Share-based compensation expenses
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares										$ 0.01
Weighted average remaining contractual years of options outstanding				7 years 6 months 21 days	7 years 6 months 21 days
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares										0.01
Weighted average remaining contractual years of options exercisable				6 years 10 months 2 days	6 years 10 months 2 days
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares										$ 0.01
Deemed dividends | ¥				¥ 42		¥ 171	¥ 1,915
2017 Share Incentive Plan | Employees of the Group's related parties for non-platform business | Non-platform business
Share-based compensation expenses
Number shares authorized			842,645	842,645						842,645
Share options expected to be vested			334,561	334,561						334,561
Weighted average remaining contractual years of share options expected to be vested				8 years 5 months 23 days	8 years 5 months 23 days
Aggregate intrinsic value of options outstanding | $										$ 35,000
Aggregate intrinsic value of options exercisable | $										21,000
Aggregate intrinsic value of options expected to be vested | $										$ 14,000
Options exercisable			505,274	505,274						505,274